Right to Use Assets and Liabilities - Operating Leases (Details) - Lessee, Operating Lease, Disclosure - USD ($)	Feb. 28, 2022	May 31, 2021	May 31, 2020	Jun. 01, 2019	May 31, 2019
Lessee, Operating Lease, Disclosure [Abstract]
Amount at inception of leases	$ 2,238,685	$ 2,250,009	$ 1,403,429	$ 3,891,437	$ 4,112,876
Amount amortized	(1,874,191)
Balance	$ 2,238,685	$ 2,250,009	$ 1,403,429	$ 3,891,437	$ 4,112,876